Reconciliation for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level 3 (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Trading securities sold, not yet purchased
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gains (losses) in OCI
Transfers out of level 3			(1)
Purchases (in billions of yen)			(41)
Sales			42
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	381		460
Gains (losses) in Earnings	4	[1]	(26)	[1]
Gains (losses) in OCI
Transfers into Level 3	1		4
Transfers out of level 3	(1)		(175)
Issuances	197		142
Settlements	(73)		(76)
Ending Balance	501		381
Change in unrealized gain (losses) still held	5	[2]	(24)	[2]
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3	4		17
Transfers out of level 3	(12)		(11)
Trading securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	100		159
Gains (losses) in Earnings	10	[3]	17	[3]
Purchases (in billions of yen)			2
Sales	(4)		(7)
Issuances
Settlements	(28)		(71)
Ending Balance	78		100
Change in unrealized gain (losses) still held	7	[2]	6	[2]
Trading securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	91		26
Gains (losses) in Earnings	5	[3]	1	[3]
Purchases (in billions of yen)			72
Sales			(1)
Issuances
Settlements	(5)		(7)
Ending Balance	91		91
Change in unrealized gain (losses) still held	4	[2]
Trading securities | Corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	417		355
Gains (losses) in Earnings	55	[3]	72	[3]
Transfers into Level 3	4		14
Transfers out of level 3	(12)		(8)
Purchases (in billions of yen)	503		609
Sales	(442)		(544)
Issuances
Settlements	(112)		(81)
Ending Balance	413		417
Change in unrealized gain (losses) still held	35	[2]	42	[2]
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	71		82
Gains (losses) in Earnings	6	[3]	4	[3]
Transfers into Level 3			3
Transfers out of level 3			(3)
Purchases (in billions of yen)	8		10
Sales	(24)		(25)
Issuances
Settlements	(1)
Ending Balance	60		71
Change in unrealized gain (losses) still held			(1)	[2]
Derivative assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of level 3			(21)
Derivative assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	11	[4]	(10)	[4]
Gains (losses) in Earnings	6	[3],[4]	16	[3],[4]
Transfers into Level 3	(1)	[4]
Issuances		[4]		[4]
Settlements	1	[4]	5	[4]
Ending Balance	17	[4]	11	[4]
Change in unrealized gain (losses) still held	11	[2],[4]	16	[2],[4]
Derivative assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	17	[4]	37	[4]
Gains (losses) in Earnings	(3)	[3],[4]	(18)	[3],[4]
Transfers out of level 3			(8)	[4]
Issuances		[4]		[4]
Settlements	(3)	[4]	6	[4]
Ending Balance	11	[4]	17	[4]
Change in unrealized gain (losses) still held	5	[2],[4]	(21)	[2],[4]
Derivative assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	7	[4]	22	[4]
Gains (losses) in Earnings	(6)	[3],[4]	(10)	[3],[4]
Issuances		[4]		[4]
Settlements			(5)	[4]
Ending Balance	1	[4]	7	[4]
Change in unrealized gain (losses) still held	(7)	[2],[4]	(10)	[2],[4]
Derivative assets | Credit-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	20	[4]	23	[4]
Gains (losses) in Earnings	(6)	[3],[4]	(6)	[3],[4]
Transfers into Level 3			(1)	[4]
Transfers out of level 3	1	[4]	1	[4]
Issuances		[4]		[4]
Settlements	2	[4]	3	[4]
Ending Balance	17	[4]	20	[4]
Change in unrealized gain (losses) still held	(6)	[2],[4]	(5)	[2],[4]
Derivative assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	1	[4]	15	[4]
Transfers out of level 3			(14)	[4]
Issuances		[4]		[4]
Settlements	(1)	[4]
Ending Balance			1	[4]
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3	7
Transfers out of level 3	(30)
Available-for-sale securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	292		348
Gains (losses) in Earnings	(1)	[5]
Gains (losses) in OCI	5	[6]	6	[6]
Purchases (in billions of yen)	5		29
Sales	(9)		(1)
Issuances
Settlements	(72)		(90)
Ending Balance	220		292
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	250		330
Gains (losses) in Earnings	5	[5]	2	[5]
Gains (losses) in OCI	(2)	[6]	12	[6]
Purchases (in billions of yen)	36		31
Sales	(18)		(16)
Issuances
Settlements	(110)		(109)
Ending Balance	161		250
Change in unrealized gain (losses) still held	(1)	[2]	(5)	[2]
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	215		226
Gains (losses) in OCI			1	[6]
Transfers out of level 3	(30)
Purchases (in billions of yen)	60		95
Sales	(1)
Issuances
Settlements	(74)		(107)
Ending Balance	170		215
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	202		236
Gains (losses) in Earnings	8	[5]	4	[5]
Gains (losses) in OCI	(1)	[6]	6	[6]
Transfers into Level 3	7
Purchases (in billions of yen)			28
Sales			(4)
Issuances
Settlements	(75)		(68)
Ending Balance	141		202
Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	75		189
Gains (losses) in Earnings	(2)	[5]	12	[5]
Transfers out of level 3	(2)
Purchases (in billions of yen)	7		6
Sales	(2)		(49)
Issuances
Settlements	(7)		(83)
Ending Balance	69		75
Change in unrealized gain (losses) still held	¥ (2)	[2]

[1]	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
[2]	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses are attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at March 31, 2013 and 2014.
[3]	Gains (losses) in Earnings are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
[4]	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
[5]	Gains (losses) in Earnings are reported in Investment gains (losses)-net.
[6]	Gains (losses) in OCI are reported in Accumulated other comprehensive income (loss).